Expense Example - Janus Henderson Mortgage-Backed Securities ETF - Janus Henderson Mortgage-Backed Securities ETF	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, By Year, Column [Text]	Janus Henderson Mortgage-Backed Securities ETF
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	184
Expense Example, with Redemption, 10 Years	$ 416